Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Bielli[1]	Summary Compensation Table Total for Walker[1]	Compensation Actually Paid to Bielli[2]	Compensation Actually Paid to Walker[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return[5]	Net Income[6]
(a)	(b)	(b)	(c)	(c)			(f)	(g)
2025	$1,450,913	$2,355,829	$1,450,913	$2,357,580	$668,991	$1,559,599	$84	$71,000
2024	$5,414,528	$0	$3,842,780	$0	$774,154	$1,853,593	$84	$2,690,000
2023	$3,870,462	$0	$3,560,636	$0	$1,013,210	$892,360	$91	$3,265,000

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for the individuals who served as Principal Executive Officer ("PEO") during the applicable year in the “Total” column of the Summary Compensation Table. Refer to Compensation Discussion and Analysis – Executive Compensation Tables – Summary Compensation Table.
PEO Total Compensation Amount		$ 5,414,528	$ 3,870,462
PEO Actually Paid Compensation Amount		3,842,780	3,560,636
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “Compensation Actually Paid” to Mr. Walker and Mr. Bielli, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Walker and Mr. Bielli during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, we adjusted Mr. Walker’s total compensation for each year that reflect stock price changes and changes in performance achievement to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025 - Bielli	$1,450,913	$0	$0	$1,450,913
2025 - Walker	$2,355,829	-$1,441,679	$1,443,430	$2,357,580
2024	$5,414,528	-$3,403,110	$1,831,362	$3,842,780
2023	$3,870,462	-$1,415,997	$1,106,171	$3,560,636
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year. In addition, adjustments have been made using the stock price and performance achievement as of year-end; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value adjustments have been made using the stock price and performance achievement as of the date of measurement; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025 - Walker	$1,443,430	$0	$0	$0	$0	$0	$1,443,430
2024 - Bielli	$0	$0	$1,831,362	$0	$0	$0	$1,831,362
2023	$0	$0	$1,106,171	$0	$0	$0	$1,106,171

Non-PEO NEO Average Total Compensation Amount	$ 668,991	774,154	1,013,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,559,599	1,853,593	892,360
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the individuals who served as our Company's PEO during the applicable year) in the “Total” column of the Summary Compensation Table the applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. McMahon, Mr. Velasquez and Mr. Houston; and (ii) for 2024 and 2023, Mr. Lyda, Mr. Brown, Mr. McMahon, and Mr. Velasquez.The dollar amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group, excluding the individual or individuals who served as the Company’s PEO during the applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to the average total compensation for the NEOs as a group for each year to determine the compensation actually paid, reflecting stock price changes and changes in performance achievement, using the same methodology described above in Note 2.

Year	Average Reported Summary Compensation Table Total for NEO	Average Reported Value of Equity Awards(a)	Average Reported Award Adjustments(b)	Average Compensation Actually Paid to NEO
2025	$668,991	$(225,705)	$1,116,313	$1,559,599
2024	$774,154	$(186,694)	$1,266,133	$1,853,593
2023	$1,013,210	$(649,739)	$528,889	$892,360
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Grant in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$171,145	$967,640	$—	$2,265	$(24,737)	$—	$1,116,313
2024	$148,525	$703,656	$422,717	$8,589	$(17,354)	$—	$1,266,133
2023	$162,855	$197,682	$167,783	$569	$—	$—	$528,889

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, there is no direct relationship between the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to the Company’s NEOs, excluding the PEO, and the Company’s cumulative total shareholder return (“TSR”) over the three years presented in the table. The absence of a direct relationship is primarily due to the fact that a significant portion of the Compensation Actually Paid to the PEO and to the other NEOs consists of long-term equity incentive awards. These awards are designed to align senior management’s interests with the Company’s long-term strategic objectives and stockholder value creation and are generally tied to the achievement of specified performance milestones. As described in greater detail in the section entitled “Compensation Discussion and Analysis,” the total compensation awarded to our NEOs consists of both short-term and long-term incentives, including performance share awards, price-vested units, time-vested equity awards, and annual cash incentive opportunities.

Compensation Actually Paid vs. Net Income
As demonstrated by the following graph, there is no direct relationship between the Compensation Actually Paid to Mr. Walker and the average Compensation Actually Paid to the Company’s NEOs as a group (excluding Mr. Walker) and the Company’s net income over the three years presented in the table. The absence of a direct relationship is because a significant portion of the compensation actually paid to Mr. Walker and to the other NEOs is comprised of equity awards that are long-term equity incentives that align with senior management’s long-term strategies and are generally qualitative in nature tied to achievement of specified milestones. The Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure, Adjusted EBITDA, which the company does use when setting goals in the Company’s annual incentive compensation program that are awarded to the NEOs.

Total Shareholder Return Amount	$ 84	84	91
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 71	2,690	3,265
Additional 402(v) Disclosure	We calculated TSR by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. This value reflects what the cumulative value of $100 would be if such amount were invested on December 31, 2022.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Bielli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,450,913	5,414,528	3,870,462
PEO Actually Paid Compensation Amount	$ 1,450,913	3,842,780	3,560,636
PEO Name	Mr. Bielli
Walker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,355,829	0	0
PEO Actually Paid Compensation Amount	$ 2,357,580	0	0
PEO Name	Mr. Walker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,403,110)	(1,415,997)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,443,430	1,831,362	1,106,171
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,443,430	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,831,362	1,106,171
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Bielli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bielli [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Walker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,441,679)
PEO | Walker [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,443,430
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,705)	(186,694)	(649,739)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,313	1,266,133	528,889
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,145	148,525	162,855
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	967,640	703,656	197,682
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	422,717	167,783
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265	8,589	569
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,737)	(17,354)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0